Other Current Assets	12 Months Ended
Dec. 31, 2023
Other Current Assets [Abstract]
OTHER CURRENT ASSETS
6.	OTHER CURRENT ASSETS

Other current assets consist of the following:

	December 31, 2023	December 31, 2022
Due from a third party (i)	$-	$205,726
Office rental deposit	116,899	128,194
Interest receivable	181,337	88,720
Others	153,186	70,400
	$451,422	$493,040

(i)	During the year ended December 31, 2022, the Company sold one of its properties to a third party at cash consideration of $1,323,308 (Note 8), among which the third party paid $1,112,440. The Company recorded the remaining balance as “due from a third party” in the account of other current assets.